FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Classification (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Schedule of credit exposures using internal credit grading
The risk classification of trade accounts receivable is set forth below:

	Consolidated
	12/31/2025	12/31/2024
Low - current and overdue up to 30 days	6,270,686	8,899,516
Average - overdue between 30 and 90 days	154,155	174,048
High - overdue more than 90 days	267,314	89,596
	6,692,155	9,163,160

Financial risks management
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 43,060,725	R$ 37,168,630
Financial liabilities	117,843,727	127,361,288
Financial Liabilities, Net of Financial Assets	74,783,002	90,192,658
Financial risks management | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	108,502,378	116,906,468
Financial risks management | Financial liabilities at amortised cost, category [member] | Trade accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,141,386	6,033,285
Financial risks management | Financial liabilities at amortised cost, category [member] | Loans, financing and debentures
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	94,801,257	101,435,531
Financial risks management | Financial liabilities at amortised cost, category [member] | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,929,890	6,972,915
Financial risks management | Financial liabilities at amortised cost, category [member] | Liabilities for assets acquisitions and subsidiaries
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	94,840	120,490
Financial risks management | Financial liabilities at amortised cost, category [member] | Dividends and interests on own capital payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,393,121	2,200,917
Financial risks management | Financial liabilities at amortised cost, category [member] | Other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	141,884	143,330
Financial risks management | At fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	9,341,349	10,454,820
Financial risks management | At fair value through profit or loss | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	9,341,349	10,454,820
Financial assets at amortised cost, category [member] | Financial risks management
Disclosure of detailed information about financial instruments [line items]
Financial assets	22,335,429	18,779,953
Financial assets at amortised cost, category [member] | Cash and cash equivalents | Financial risks management
Disclosure of detailed information about financial instruments [line items]
Financial assets	15,179,753	9,018,818
Financial assets at amortised cost, category [member] | Trade accounts receivable | Financial risks management
Disclosure of detailed information about financial instruments [line items]
Financial assets	6,560,607	9,132,860
Financial assets at amortised cost, category [member] | Other assets | Financial risks management
Disclosure of detailed information about financial instruments [line items]
Financial assets	595,069	628,275
At fair value through other comprehensive income | Financial risks management
Disclosure of detailed information about financial instruments [line items]
Financial assets	901,181	1,138,066
At fair value through other comprehensive income | Investments | Financial risks management
Disclosure of detailed information about financial instruments [line items]
Financial assets	901,181	1,138,066
At fair value through profit or loss | Financial risks management
Disclosure of detailed information about financial instruments [line items]
Financial assets	19,824,115	17,250,611
At fair value through profit or loss | Derivative financial instruments | Financial risks management
Disclosure of detailed information about financial instruments [line items]
Financial assets	9,571,661	3,887,100
At fair value through profit or loss | Marketable securities | Financial risks management
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 10,252,454	R$ 13,363,511